Income tax	12 Months Ended
Jun. 30, 2026
Income Tax
Income tax

28.	Income tax:

The Company is subject to income taxes in Canada, while the subsidiaries in United States are subject to the income tax laws of the United States.

The actual income tax provision differs from the expected amount calculated by applying the Canadian combined federal and provincial corporate tax rates to income before tax. For entities subject to U.S. taxation, the expected provision is calculated using the applicable U.S. federal and state statutory tax rates. These differences result from the following:

	2026	2025	2024
Loss before income taxes	$(25,145)	$(35,336)	$(631)
Statutory tax rate	26.5%	26.5%	26.5%
Expected income tax benefit (expense)	(6,664)	(9,364)	(167)
Permanent differences	719	(1,136)	175
Federal and state tax credits	(288)	-	-
Employee share compensation	-	-	228
Goodwill impairment loss	-	4,827	1,087
Adjustment to prior years provision versus statutory tax return	889	-	724
Adjustment to prior years provision after carry back of tax credits and losses	(1,809)	-	-
Changes in statutory, foreign tax, foreign exchange rates and other	183	223	(30)
Change in unrecognized temporary differences	6,121	1,230	929
Total income tax expense (recovery)	(849)	(4,220)	2,946

Current tax expense (recovery)	(477)	953	2,962
Deferred tax expense (recovery)	(372)	(5,173)	(16)
Total income tax expense (recovery)	$(849)	$(4,220)	$2,946

The components of the net deferred tax liability are as follows:

	2026	2025
Deferred tax assets:
Lease liabilities	$1,787	$1,820
Loss carry forward	881	1,423
Asset retirement obligation	353	330
	3,021	3,573
Deferred tax liabilities:
Intangible assets	(3,184)	(3,948)
Derivative financial instruments	(105)	(82)
Property, plant and equipment	(3,211)	(3,517)
Right-of-use assets	(1,875)	(1,794)
Long-term debt	(111)	(67)
	(8,486)	(9,408)
Net deferred tax liabilities	$(5,465)	(5,835)

POWERBANK CORPORATION

Notes to Consolidated Financial Statements

(Expressed in thousands of Canadian dollars, except per share amounts and as otherwise indicated)

For the years ended June 30, 2026, 2025 and 2024

28.	Income tax (continued):

	2026	2025
Deferred tax liabilities resulted from acquisition of OFIT GM & OFIT RT	$(1,073)	$(1,073)
Deferred tax liabilities resulted from acquisition of Solar Flow Through Funds	(9,937)	(9,937)
Deferred tax recovery	5,545	5,175
Net deferred tax liabilities	$(5,465)	$(5,835)

The unrecognized deductible temporary differences are attributable to the following:

	2026	2025
Interest expense	$179	$-
Lease liabilities	804	331
Fair value change of warrant liabilities	289	-
Loss carry forwards	49,873	13,719
Property, plant and equipment	(1,855)	4,072
Right-of-use assets	(670)	(306)
Long-term debt	(697)	(261)
Intangible assets	(3,818)	(3,487)
Foreign exchange	(1)	76
Asset retirement obligation	(80)	-
Passthrough interest	59	38
Passthrough income	(668)	(441)
Solar tax credit	2,147	3,060
Restricted interest and financing expenses	3,390	1,715
Net deferred tax assets	$48,952	$18,516

As of June 30, 2026, the Company has non-capital losses of approximately $50,588 (June 30, 2025 - $20,293) available that may be carried forward and applied against future income for Canadian income tax purposes. These non-capital losses expire between 2042 - 2045.

POWERBANK CORPORATION

Notes to Consolidated Financial Statements

(Expressed in thousands of Canadian dollars, except per share amounts and as otherwise indicated)

For the years ended June 30, 2026, 2025 and 2024